UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		July 20, 2010


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total:   $176,571,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD CL A             COM              G1151C101     3716    96138 SH       SOLE                    96138
                                                                33      845 SH       DEFINED                   380      465
AGILENT TECHNOLOGIES           COM              00846u101      202     7105 SH       SOLE                     7105
AGRIUM INC COM                 COM              008916108      303     6200 SH       SOLE                     6200
AMAZON COM INC COM             COM              023135106     6234    57053 SH       SOLE                    57053
                                                                50      460 SH       DEFINED                   205      255
AMERICAN SUPERCONDUCTR COM     COM              030111108      688    25765 SH       SOLE                    25765
APPLE INC                      COM              037833100    13048    51875 SH       SOLE                    51875
                                                               106      422 SH       DEFINED                   185      237
ASHLAND INC COM                COM              044209104      780    16800 SH       SOLE                    16800
BAKER HUGHES INC.              COM              057224107     1135    27300 SH       SOLE                    27300
BARRICK GOLD CORP              COM              067901108     3543    78033 SH       SOLE                    78033
                                                                32      695 SH       DEFINED                   310      385
CANADIAN NATL RY CO COM        COM              136375102     3133    54595 SH       SOLE                    54595
                                                                28      490 SH       DEFINED                   220      270
CATERPILLAR INC                COM              149123101     3862    64290 SH       SOLE                    64290
                                                                28      465 SH       DEFINED                   210      255
CHIPOTLE MEXICAN GRILL CL A    COM              169656105     3332    24353 SH       SOLE                    24353
                                                                29      215 SH       DEFINED                    95      120
CLIFFS NATURAL RESOURCES INC   COM              18683k101     1372    29100 SH       SOLE                    29100
CONSTELLATION ENERGY COM       COM              210371100     3438   106598 SH       SOLE                   106598
                                                                30      930 SH       DEFINED                   420      510
COSTCO COMPANIES INC           COM              22160K105     3372    61505 SH       SOLE                    61505
                                                                26      475 SH       DEFINED                   235      240
CREE INC COM                   COM              225447101     3695    61560 SH       SOLE                    61560
                                                                23      375 SH       DEFINED                   170      205
CVS/CAREMARK CORPORATION       COM              126650100     5617   191575 SH       SOLE                   191575
                                                                49     1659 SH       DEFINED                   740      919
DECKERS OUTDOOR CORP COM       COM              243537107      657     4600 SH       SOLE                     4600
DENDREON CORP COM              COM              24823q107     1096    33895 SH       SOLE                    33895
DOW CHEM CO                    COM              260543103     3701   156024 SH       SOLE                   156024
                                                                34     1425 SH       DEFINED                   630      795
EQT CORPORATION                COM              26884L109     2670    73868 SH       SOLE                    73868
                                                                24      665 SH       DEFINED                   295      370
EXPRESS SCRIPTS INC            COM              302182100      232     4925 SH       SOLE                     4925
FEDEX CORP                     COM              31428x106     2565    36583 SH       SOLE                    36583
                                                                22      315 SH       DEFINED                   150      165
FLUOR CORP NEW COM             COM              343412102      213     5000 SH       SOLE                     5000
FREEPORT    MCMORAN COPPER & G COM              35671d857     4749    80315 SH       SOLE                    80315
                                                                29      486 SH       DEFINED                   220      266
GOOGLE INC CL A                COM              38259p508     3019     6784 SH       SOLE                     6784
                                                                26       58 SH       DEFINED                    25       33
HEWLETT PACKARD CO             COM              428236103      230     5315 SH       SOLE                     5315
IBM                            COM              459200101     6184    50080 SH       SOLE                    50080
                                                                56      454 SH       DEFINED                   205      249
ISHARES INC MSCI BRAZIL        COM              464286400     1051    17000 SH       SOLE                    17000
ISHARES SILVER TRUST ISHARES   COM              46428q109     1799    98800 SH       SOLE                    98800
                                                                15      830 SH       DEFINED                   365      465
J CREW GROUP INC COM           COM              46612h402      718    19500 SH       SOLE                    19500
JOHNSON & JOHNSON              COM              478160104     2951    49959 SH       SOLE                    49959
                                                                23      395 SH       DEFINED                   200      195
JOY GLOBAL INC                 COM              481165108      761    15200 SH       SOLE                    15200
LAS VEGAS SANDS CORP COM       COM              517834107      830    37500 SH       SOLE                    37500
LIFE TECHNOLOGIES CORP COM     COM              53217v109      230     4860 SH       SOLE                     4860
LOCKHEED MARTIN                COM              539830109     2285    30675 SH       SOLE                    30675
                                                                27      365 SH       DEFINED                   165      200
MARKET VECTORS ETF TR GOLD MIN COM              57060u100      312     6000 SH       SOLE                     6000
MCDONALD'S CORP                COM              580135101     2973    45138 SH       SOLE                    45138
                                                                25      382 SH       DEFINED                   180      202
MEDCO HEALTH SOLUTIONS         COM              58405u102     1405    25508 SH       SOLE                    25508
                                                                12      225 SH       DEFINED                   100      125
NATIONAL-OILWELL VARCO INC     COM              637071101      231     7000 SH       SOLE                     7000
NETFLIX INC COM                COM              64110l106     4620    42525 SH       SOLE                    42525
                                                                30      275 SH       DEFINED                   125      150
NOBLE DRILLING CORP COM        COM                            1001    32400 SH       SOLE                    32400
ORACLE CORP                    COM              68389X105     4369   203610 SH       SOLE                   203610
                                                                38     1784 SH       DEFINED                   780     1004
PEABODY ENERGY CORP            COM              704549104     4689   119835 SH       SOLE                   119835
                                                                41     1055 SH       DEFINED                   465      590
PEPSICO INC                    COM              713448108     4442    72882 SH       SOLE                    72882
                                                                41      669 SH       DEFINED                   300      369
PFIZER INC                     COM              717081103     3169   222228 SH       SOLE                   222228
                                                                29     2050 SH       DEFINED                   920     1130
PHILIP MORRIS INTL INC COM     COM              718172109     2968    64738 SH       SOLE                    64738
                                                                27      598 SH       DEFINED                   270      328
POTASH CORP SASK INC COM       COM              73755L107     4431    51375 SH       SOLE                    51375
                                                                24      280 SH       DEFINED                   125      155
PRAXAIR INC                    COM              74005P104     6276    82596 SH       SOLE                    82596
                                                                55      720 SH       DEFINED                   330      390
PROCTER & GAMBLE CO            COM              742718109     5100    85026 SH       SOLE                    85026
                                                                43      715 SH       DEFINED                   315      400
QUESTAR CORP                   COM              748356102     3683    80973 SH       SOLE                    80973
                                                                33      735 SH       DEFINED                   330      405
SALESFORCE COM INC COM         COM              79466l302     5751    67012 SH       SOLE                    67012
                                                                37      435 SH       DEFINED                   200      235
SANDISK CORP COM               COM              80004c101     1191    28300 SH       SOLE                    28300
SPDR GOLD TRUST SHARE          COM              78463v107     3671    30169 SH       SOLE                    30169
                                                                34      280 SH       DEFINED                   115      165
STERICYCLE INC COM             COM              858912108      254     3870 SH       SOLE                     3870
ULTRA PETROLEUM CORP           COM              903914109      283     6400 SH       SOLE                     6400
UNITED STATES STL CORP NEW     COM              912909108     1064    27600 SH       SOLE                    27600
UNITED TECHNOLOGIES CORP       COM              913017109     4197    64660 SH       SOLE                    64660
                                                                37      576 SH       DEFINED                   265      311
URS CORP NEW                   COM              903236107     1323    33613 SH       SOLE                    33613
                                                                12      300 SH       DEFINED                   155      145
VMWARE INC CL A COM            COM              928563402     5189    82910 SH       SOLE                    82910
                                                                45      715 SH       DEFINED                   320      395
BAIDU INC SPON ADR REP A       ADR              056752108     1424    20915 SH       SOLE                    20915
PETROLEO BRASILEIRO SA SPONSOR ADR              71654v408     2294    66853 SH       SOLE                    66853
                                                                20      590 SH       DEFINED                   260      330
TEVA PHARMACEUTICAL INDUSTRIES ADR              881624209     5529   106353 SH       SOLE                   106353
                                                                46      883 SH       DEFINED                   413      470